Earnings per share - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Earnings per share
Antidilutive stock options to purchase common shares	8,941,100	2,374,500	8,941,100	6,270,500